Description of Organization and Summary of Significant Accounting Policies - Property and Equipment (Details)	Dec. 31, 2024
Office and computer equipment
Property and Equipment
Useful life (in years)	3 years
Production equipment
Property and Equipment
Useful life (in years)	1 year
Leasehold improvements
Property and Equipment
Useful life (in years)	1 year
Furniture and fixtures
Property and Equipment
Useful life (in years)	3 years
Warehouse equipment | Minimum
Property and Equipment
Useful life (in years)	3 years
Warehouse equipment | Maximum
Property and Equipment
Useful life (in years)	5 years
Computer software
Property and Equipment
Useful life (in years)	2 years